Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net income	$ 11,736,326	$ 3,247,415
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	(3,193,086)	(3,386,726)
Loss on write-down of vessel held for sale	0	121,165
Amortization of deferred charges	98,560	122,787
Share-based compensation	57,850	60,808
Unrealized loss / (gain) on derivative	(473,647)	468,146
Amortization of fair value of below market time charters acquired	0	(1,160,839)
Loss on sale of vessel	9,417	0
Changes in operating assets and liabilities	(511,343)	(2,273,177)
Net cash provided by operating activities	14,110,249	3,973,031
Cash flows from investing activities:
Cash paid for vessels capitalized expenses and vessel held for sale	(225,136)	(256,482)
Advance received for vessel held for sale	0	540,783
Net cash provided by / (used in) investing activities	(225,136)	284,301
Cash flows from financing activities:
Redemption of Series B preferred shares	(2,000,000)	0
Proceeds from issuance of common stock, net of commissions paid	743,553	0
Preferred dividends paid	(91,608)	(320,877)
Repayment of long-term bank loans	(5,270,920)	(5,295,920)
Repayment of related party loan	(2,500,000)	(625,000)
Offering expenses paid	(60,357)	(40,486)
Net cash used in financing activities	(9,179,332)	(6,282,283)
Net (decrease) / increase in cash and cash equivalents and restricted cash	4,705,781	(2,024,951)
Cash, cash equivalents and restricted cash at beginning of period	6,338,177	5,930,061
Cash, cash equivalents and restricted cash at end of period	11,043,958	3,905,110
Cash breakdown
Cash and cash equivalents	8,267,771	1,338,375
Restricted cash, current	876,187	432,468
Restricted cash, long term	1,900,000	2,134,267
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 11,043,958	$ 3,905,110